Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net loss	$ (157,037)	$ (8,839)
Non-cash items included in net loss:
Depreciation and amortization	8,620	7,269
Change in fair value of contingent consideration	0	2,197
Non-cash interest expense	153	449
Share-based compensation	337	8,608
Deferred income taxes and other tax liabilities	(7,936)	0
Impairment of goodwill and intangible assets	133,129	0
Foreign currency transactions and other	2,634	(1,004)
Provision for doubtful accounts	2,257	330
Gain on previously held shares of CASEE	0	(6,028)
Change in operating assets and liabilities:
Trade and accrued contract receivables	(11,266)	(17,384)
Prepayments and other assets	1,445	(8,867)
Accounts payable and other accrued liabilities	(4,192)	6,889
Deferred revenue and government grant income	(638)	511
Net cash used in operating activities	(32,494)	(15,869)
Cash flow from investing activities:
Purchases of property and equipment	(526)	(5,728)
Investments in software development and purchased software	(7,132)	(9,276)
Cash paid for acquisitions and equity method investments, net of cash acquired	0	(6,944)
Net cash used in investing activities	(7,658)	(21,948)
Cash flow from financing activities:
Net proceeds from issuance of ordinary shares	67	705
Proceeds from borrowings and debt financing	19,976	2
Repayment of borrowings	(4)	(789)
Net cash generated from financing activities	20,039	(82)
Effect of changes in foreign exchange rates	(131)	3,085
Net decrease in cash and cash equivalents	(20,244)	(34,814)
Cash and cash equivalents at beginning of period	36,571	75,765
Cash and cash equivalents at end of period	16,327	40,951
Supplemental cash flow information:
Interest paid	240	418
Income taxes paid	$ 397	$ 707